UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to: Olivia P. Adler Dechert LLP 1775 Eye Street, N.W. Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH BOND FUND

				Schedule of Investments
				June 30, 2006 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

CORPORATE BONDS - 77.41%
Church Mortgage-Backed Bonds

Alabama		3.42%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		117,515	2.72%
32,000	7.80%, 10/15/2025		30,339	0.70%
California		10.11%
	California Baptist University
80,000	7.50%, 06/05/2023		75,960	1.76%
60,000	7.50%, 12/05/2026		56,772	1.31%
	North Hills Baptist Church
44,000	7.20%, 05/15/2016		41,941	0.97%
46,000	7.20%, 05/15/2017		43,654	1.01%
41,000	7.20%, 11/15/2015		39,151	0.91%
45,000	7.20%, 11/15/2016		42,822	0.99%
	San Bernardino Chuch of God Christian Centre
68,000	8.30%, 03/15/2024		65,844	1.52%
73,000	8.30%, 09/15/2025		70,642	1.63%
Florida		23.21%
	Abyssinia Missionary Baptist Church
257,000	7.50%, 03/15/2027		255,715	5.92%
	Celebration Church of Jacksonville, Inc.
106,000	7.40%, 10/15/2016		102,364	2.37%
110,000	7.80%, 04/15/2021		107,723	2.49%
	Iglesia Cristiana La Nueva Jerusalem, Inc.
100,000	7.50%, 02/05/2031		94,830	2.19%
54,000	7.50%, 08/05/2029		51,165	1.18%
146,000	7.50%, 02/05/2029		138,291	3.20%
112,000	7.50%, 02/05/2027		106,019	2.45%
	Truth For Living Ministries, Inc.
78,000	7.80%, 03/15/2024		72,033	1.67%
81,000	7.80%, 09/15/2024		74,739	1.73%
Maryland		0.90%
	Ark of Safety Christian Church
40,000	8.00%, 04/15/2029		38,736	0.90%
Nevada		1.52%
	New Song Lutheran Church, Inc.
16,000	7.80%, 06/01/2015		15,320	0.35%
18,000	7.80%, 12/01/2016		17,176	0.40%
17,000	7.80%, 12/01/2015		16,249	0.38%
18,000	7.80%, 12/01/2016		17,147	0.40%
Oregon		2.26%
	Western Baptist College
27,000	7.50%, 02/15/2016		26,295	0.61%
73,000	7.50%, 08/15/2015		71,168	1.65%
Texas		22.44%
	Christian City View Fellowship
100,000	7.60%, 09/15/2019		96,840	2.24%
123,000	7.70%, 03/15/2022		119,126	2.76%
118,000	7.70%, 09/15/2021		114,318	2.65%
132,000	7.80%, 03/15/2024		128,911	2.98%
138,000	7.80%, 09/15/202		134,716	3.12%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		188,480	4.36%
100,000	7.60%, 06/15/2018		95,190	2.20%
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		92,190	2.13%
Virginia		0.86%
	Old Bridge United Methodist Church
40,000	7.90%, 09/24/2023		37,324	0.86%
Washington, DC		12.69%
	Metropolitan Baptist Church
98,000	8.40%, 01/12/2018		101,342	2.35%
77,000	8.20%,01/12/2015		78,455	1.82%
80,000	8.30%, 07/12/2015		82,080	1.90%
130,000	8.40%, 01/12/2033		136,305	3.15%
45,000	8.40%. 7/12/2018		46,521	1.08%
100,000	8.40%. 01/12/2027		103,640	2.40%

	Total Corporate Bonds (Cost $ 3,447,000)	77.41%	3,345,048

GOVERNMENT BONDS		3.30%
150,000	U.S. Treasury Note 4.50% 02/15/2016		142,575	3.30%
	(Cost $143,484)

SHORT TERM INVESTMENTS - 23.76%

Money Market Funds
1,026,442	Fifth Third Institutional Money Market - 4.93%*	23.76%	1,026,442	23.76%
	(Cost $1,026,442)

Total Investments - (Cost $4,616,926)			$ 4,514,065	104.47%

Liabilities in Excess of Other Assets			-193,154	-4.47%

Net Assets			$ 4,320,911	100.00%

* Variable Rate Security at June 30, 2006

NOTES TO FINANCIAL STATEMENTS
Capstone Church Bond Fund
1. SECURITY TRANSACTIONS
At June 30, 2006 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,616,926 amounted to $(102,862) which consisted of aggregate gross unrealized appreciation of $18,343 and aggregate gross unrealized depreciation of $(121,205).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date August 28, 2006

By /s/Carla Homer

* Carla Homer

  Treasurer

Date August 28, 2006

* Print the name and title of each signing officer under his or her signature.